INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Profit for the period	$ 89	$ 271	[1]	$ 167	$ 631	[1]
Items that will not be reclassified to profit or loss
Foreign currency translation	(58)	(173)		(76)	(386)
Reclassification adjustment due to disposal of subsidiary	0	4		0	4
Items that will not be reclassified to profit or loss
Other	(4)	(5)		(6)	(5)
Other comprehensive loss, net of tax	(62)	(174)		(82)	(387)
Total comprehensive income / (loss)	27	97		85	244
Attributable to:
The owners of the parent	11	77		45	206
Non-controlling interests	16	20		40	38
Total comprehensive income / (loss)	27	97		85	244
Total comprehensive income for the period, net of tax from:
Continuing operations	27	113		85	20
Discontinued operations	$ 0	$ (16)		$ 0	$ 224

[1]	Certain prior period comparatives have been represented to conform with the current year presentation.